Revenue and related balances - Contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Beginning balance	$ 5,239	$ 2,801		$ 1,303
Contract costs	4,787	2,519
Amortization expense	(2,349)	(1,021)
Ending balance	5,239	2,801
Current	1,390	1,345	[1]
Non-current	3,849	1,456	[1]
Contract assets	$ 5,239	$ 2,801		$ 1,303

[1]	Please refer to Note 4 for retrospective change of accounting policy.